Other Operating Expenses - Summary of Other Operating Expenses (Parenthetical) (Detail) $ in Millions	12 Months Ended
Jan. 31, 2025 CAD ($)
Disclosure of Other Operating Expense [abstract]
Impairment charge on unutilized assets	$ 9.4
Restructuring cost	$ 76.8